Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen NWQ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen Santa Barbara Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen Winslow Large-Cap Growth ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen Santa Barbara Global Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.

Nuveen Santa Barbara International Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.